UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04447
                                                     ---------

                             Brandywine Fund, Inc.
                              ------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                              --------------------
              (Address of principal executive offices) (Zip code)


                               William F. D'Alonzo
                                3711 Kennett Pike
                              Greenville, DE  19807
                               ------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2006
                          -------------

Item 1. Schedule of Investments.

                                       Brandywine Fund, Inc.
                                      Schedule of Investments
                                         December 31, 2006
                                           (Unaudited)


Shares or Principal Amount                                          Value
-------------------------------------------------------------------------------

Common Stocks-99.5% (A)

CONSUMER DISCRETIONARY
        Apparel Retail-1.7%
    596,400    bebe stores, inc.                                 $11,802,756

    830,700    Dress Barn, Inc.*                                  19,380,231

  1,423,800    Ross Stores, Inc.                                  41,717,340

        Broadcasting & Cable TV-4.4%
  4,442,100    Comcast Corp.*                                    188,034,093


        Computer & Electronics Retail-2.6%
  2,212,000    Best Buy Co., Inc.                                108,808,280


        Footwear-0.4%
    136,100    Crocs, Inc.*                                        5,879,520

    529,700    Iconix Brand Group, Inc.*                          10,270,883

                                                           -----------------
        Total Consumer Discretionary                             385,893,103


CONSUMER STAPLES
        Food Distributors-0.2%
    280,800    United Natural Foods, Inc.*                        10,086,336


        Personal Products-0.2%
    513,500    Nu Skin Enterprises, Inc.                           9,361,105

                                                           -----------------
        Total Consumer Staples                                    19,447,441


ENERGY
        Oil & Gas Equipment & Services-8.0%
  1,351,000    FMC Technologies, Inc.*                            83,262,130

  2,689,100    Grant Prideco, Inc.*                              106,945,507

     29,700    Oceaneering International, Inc.*                    1,179,090

    187,400    TETRA Technologies, Inc.*                           4,793,692

  3,451,400    Weatherford International Ltd.*                   144,234,006


        Oil & Gas Exploration & Production-0.8%
    554,500    Cabot Oil & Gas Corp.                              33,630,425


        Oil & Gas Storage & Transportation-0.5%
    993,900    OMI Corp.                                          21,040,863

                                                           -----------------
        Total Energy                                             395,085,713


FINANCIALS
        Insurance Brokers-1.2%
  1,292,800    Willis Group Holdings Ltd.                         51,337,088


        Investment Banking & Brokerage-1.1%
    430,200    Investment Technology Group, Inc.*                 18,446,976

    638,200    Lazard Ltd.                                        30,212,388


        Multi-line Insurance-0.5%
    656,600    HCC Insurance Holdings, Inc.                       21,070,294


        Property & Casualty Insurance-0.0%
     20,900    ProAssurance Corp.*                                 1,043,328

                                                           -----------------
        Total Financials                                         122,110,074


HEALTH CARE
        Health Care Equipment-4.2%
    186,200    American Medical Systems Holdings, Inc.*            3,448,424

  3,314,200    Baxter International Inc.                         153,745,738

    403,600    Hologic, Inc.*                                     19,082,208


        Health Care Facilities-0.3%
    317,900    Psychiatric Solutions, Inc.*                       11,927,608


        Health Care Services-2.0%
  1,506,000    DaVita, Inc.*                                      85,661,280


        Health Care Supplies-0.5%
    684,200    DENTSPLY International Inc.                        20,423,370


        Health Care Technology-0.8%
  1,229,100    IMS Health Inc.                                    33,775,668


        Life Sciences Tools & Services-6.1%
    931,900    Covance Inc.*                                      54,898,229

  4,458,800    Thermo Fisher Scientific, Inc.*                   201,939,052


        Pharmaceuticals-0.6%
    133,100    K-V Pharmaceutical Co.*                             3,165,118

    591,400    Medicis Pharmaceutical Corp.                       20,775,882


                                                           -----------------
        Total Health Care                                        608,842,577


INDUSTRIALS
        Aerospace & Defense-10.9%
    342,400    AAR CORP.*                                          9,994,656

    550,200    AerCap Holdings N.V.*                              12,753,636

  1,444,200    BE Aerospace, Inc.*                                37,087,056

    663,000    Goodrich Corp.                                     30,199,650

     59,700    Moog Inc.*                                          2,279,943

  2,645,900    Precision Castparts Corp.                         207,121,052

  2,055,300    Rockwell Collins, Inc.                            130,079,937

    856,000    Spirit Aerosystems Holdings Inc.*                  28,650,320

     61,600    Triumph Group, Inc.                                 3,229,688


        Construction & Engineering-1.7%
    700,800    Chicago Bridge & Iron Co. N.V. NYS                 19,159,872

    417,300    Infrasource Services Inc.*                          9,084,621

  1,856,800    Quanta Services, Inc.*                             36,523,256

    118,100    Washington Group International, Inc.*               7,061,199


        Construction & Farm Machinery & Heavy Trucks-0.1%
     89,000    Astec Industries, Inc.*                             3,123,900


        Diversified Commercial & Professional Services-0.2%
    153,200    IHS Inc.*                                           6,048,336

    145,400    Mobile Mini, Inc.*                                  3,917,076


        Electrical Components & Equipment-2.2%
    592,500    Acuity Brands, Inc.                                30,833,700

    114,300    Genlyte Group Inc.*                                 8,927,973

  1,552,100    Suntech Power Holdings Co., Ltd. ADR*              52,786,921


        Environmental & Facilities Services-2.9%
  2,201,400    Allied Waste Industries, Inc.*                     27,055,206

    198,900    Clean Harbors, Inc.*                                9,628,749

    613,600    Republic Services, Inc.                            24,955,112

    363,500    Waste Connections, Inc.*                           15,103,425

  1,277,200    Waste Management, Inc.*                            46,962,644


        Industrial Conglomerates-2.1%
  1,718,000    McDermott International, Inc.*                     87,377,480


        Marine-0.7%
     81,100    American Commercial Lines Inc.*                     5,312,861

    440,800    Eagle Bulk Shipping Inc.                            7,643,472

    314,600    Kirby Corp.*                                       10,737,298

    567,500    Ultrapetrol Bahamas Ltd.*                           7,479,650


        Trading Companies & Distributors-0.2%
    107,400    H&E Equipment Services, Inc.*                       2,660,298

    218,400    Williams Scotsman International Inc.*               4,285,008

                                                           -----------------
        Total Industrials                                        888,063,995


INFORMATION TECHNOLOGY
        Application Software-5.7%
    153,000    Altiris, Inc.*                                      3,883,140

  1,407,100    Autodesk, Inc.*                                    56,931,266

  8,023,400    BEA Systems, Inc.*                                100,934,372

    540,900    Informatica Corp.*                                  6,604,389

    394,600    Jack Henry & Associates, Inc.                       8,444,440

    997,900    Mentor Graphics Corp.*                             17,992,137

  1,630,800    Nuance Communications, Inc.*                       18,688,968

  1,174,680    Parametric Technology Corp.*                       21,167,734

    143,300    Transaction Systems Architects, Inc.*               4,667,281


        Communications Equipment-3.1%
    445,200    Arris Group Inc.*                                   5,569,452

  2,624,800    Harris Corp.                                      120,373,328

    128,200    NICE Systems Ltd. SP-ADR*                           3,945,996



        Computer Hardware-6.5%
  1,948,700    Apple Computer, Inc.*                             165,327,708

  2,659,300    Hewlett-Packard Co.                               109,536,567


        Computer Storage & Peripherals-1.6%
  1,000,100    Logitech International S.A.*                       28,592,859

  1,582,400    QLogic Corp.*                                      34,686,208

    203,800    Rackable Systems Inc.*                              6,311,686


        Data Processing & Outsourced Services-3.3%
    137,600    Alliance Data Systems Corp.*                        8,595,872

  1,119,000    CheckFree Corp.*                                   44,939,040

  1,382,900    Fidelity National Information Services, Inc.       55,440,461

    665,600    Global Payments Inc.                               30,817,280


        Electronic Equipment Manufacturers-3.7%
  4,482,200    Agilent Technologies, Inc.*                       156,204,670


        Electronic Manufacturing Services-1.8%
  6,575,400    Flextronics International Ltd.*                    75,485,592


        Home Entertainment Software-0.7%
    869,400    THQ Inc.*                                          28,272,888


        IT Consulting & Other Services-1.2%
  1,403,300    Accenture Ltd.                                     51,823,869


        Internet Software & Services-0.5%
    809,600    aQuantive, Inc.*                                   19,964,736


        Semiconductor Equipment-0.1%
    225,700    FEI Co.*                                            5,951,709


        Semiconductors-3.5%
  2,090,300    Agere Systems Inc.*                                40,071,051

  2,532,700    NVIDIA Corp.*                                      93,735,227

    425,900    SiRF Technology Holdings, Inc.*                    10,868,968

     52,900    Standard Microsystems Corp.*                        1,480,142


        Systems Software-1.0%
    268,100    MICROS Systems, Inc.*                              14,128,870

  1,533,900    Oracle Corp.*                                      26,291,046


        Technology Distributors-1.5%
  3,195,900    Ingram Micro Inc.*                                 65,228,319

                                                           -----------------
        Total Information Technology                           1,442,957,271



MATERIALS
        Diversified Metals & Mining-0.5%
    266,600    RTI International Metals, Inc.*                    20,853,452


        Metal & Glass Containers-1.6%
  3,240,900    Crown Holdings, Inc.*                              67,799,628


        Steel-4.3%
  1,596,100    Allegheny Technologies, Inc.                      144,734,348

    995,200    Reliance Steel & Aluminum Co.                      39,190,976

                                                           -----------------
        Total Materials                                          272,578,404


TELECOMMUNICATION SERVICES
        Integrated Telecommunication Services-1.4%
    576,200    AT&T Inc.                                          20,599,150

  1,168,200    NeuStar, Inc.*                                     37,896,408

        Wireless Telecommunication Services-0.2%
    103,200    NII Holdings Inc.*                                  6,650,208

                                                           -----------------
        Total Telecommunication Services                          65,145,766


UTILITIES
        Electric Utilities-0.2%
    220,000    ITC Holdings Corp.                                  8,778,000

                                                           -----------------
        Total Utilities                                            8,778,000

                                                           -----------------
        Total common stocks
        (Cost $3,628,898,529)				       4,208,902,344

Short-Term Investments-0.6% (A)

        Commercial Paper-0.6%
$23,000,000    Countrywide Financial Corp., due 1/02/07,
                 discount of 5.40%			          22,996,550
                                                           -----------------
        Total commercial paper
        (Cost $22,996,550)					  22,996,550

        Variable Rate Demand Note-0.0%
  1,389,102    U.S. Bank, N.A., 5.10%                              1,389,102
                                                           -----------------
        Total variable rate demand note
        (Cost $1,389,102)					   1,389,102
                                                           -----------------
         Total short-term investments
         (Cost $24,385,652)  				          24,385,652
		                                           -----------------
         Total investment-100.1%
         (Cost $3,653,284,181)                                 4,233,287,996

         Liabilities, less cash and
           receivables (0.1%) (A)                                 (2,568,512)
                                                           -----------------
         TOTAL NET ASSETS-100.0%                              $4,230,719,484
                                                           =================


* Non-dividend paying security.
(A)	Percentages for the various classifications relate to net assets.
ADR - American Depositary Receipts
N.V. - Netherlands Antillies Limited Liability Corp.
NYS - New York Registered Shares


As of December 31, 2006, investment cost for federal tax purposes was $3,660,607,000 and the tax components of unrealized appreciation/depreciation were as follows:


Aggregate gross unrealized appreciation          $629,926,785

Aggregate gross unrealized depreciation           (57,245,789)
                                                --------------
Net unrealized appreciation                      $572,680,996
						==============


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.
                   -------------------

     By (Signature and Title)   /S/ William F. D'Alonzo
                               ---------------------------
                                William F. D'Alonzo, President

     Date  2/09/2007
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)      /S/ William F. D'Alonzo
                                   ---------------------------
                                    William F. D'Alonzo, President

     Date  2/09/2007
           --------------

     By (Signature and Title)      /S/ Christopher G. Long
                                   ------------------------
 				    Christopher G. Long, Treasurer

     Date  2/09/2007
           --------------